Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 85,169	¥ 81,157	¥ 244,319	¥ 236,207
Weighted-average shares	1,278,048	1,279,962	1,279,196	1,280,038
Effect of dilutive securities
Stock compensation	1,245	1,040	1,138	1,083
Weighted-average shares for diluted EPS computation	1,279,293	1,281,002	1,280,334	1,281,121
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 66.64	¥ 63.41	¥ 190.99	¥ 184.53
Diluted	¥ 66.58	¥ 63.35	¥ 190.82	¥ 184.38